USAA               9800 Fredericksburg Road
EAGLE              San Antonio, TX  78288
LOGO



                                            October 2, 2000



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:      USAA Investment Trust
         1933 Act File No. 2-91069
         1940 Act File No. 811-4019


Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on September 28, 2000, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                                Sincerely,


                                             /s/MARK S. HOWARD
                                            -------------------------
                                            Mark S. Howard
                                            Vice President
                                            Securities Counsel & Compliance


cc:    Philip H. Newman, Esq.